Subsequent Events (Details) ¥ in Millions, shares in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($) shares
Subsequent Event [Line Items]
Repurchase of principal amount				$ 204.0
Consideration transferred				147.9
ADR [Member]
Subsequent Event [Line Items]
Related Party commitment to purchase entity shares				$ 30.0
Purchase of ADS shares | shares				1.4
Subsequent Event [Member] | Game Development Company [Member]
Subsequent Event [Line Items]
Cash consideration		¥ 800.0	$ 125.5
Subsequent Event [Member] | ADR [Member]
Subsequent Event [Line Items]
Stock repurchase program authorized amount	$ 500.0
Stock repurchase program, period in force	24 months